Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following (all amounts in thousands):

	2012	2011
Land	$1,904	$1,901
Building and improvements	3,256	3,134
Machinery and equipment	7,974	7,992
	13,134	13,027
Less: accumulated depreciation and amortization	(3,957)	(2,610)
	$9,177	$10,417

During 2011, we entered into two leases that were accounted for as capital leases (see Note 16). At December 31, 2012 and 2011, machinery and equipment includes $77,000 of assets recorded under capital leases. Accumulated amortization on those capital leases totaled $9,000 and $0 as of December 31, 2012 and 2011, respectively. In 2012 and 2011, amortization expense for those assets was $9,000 and $0, respectively.